Disclosure of information about key management personnel (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Consulting fees (include in office and general)	$ 2,500	$ 8,000
Interest expense	551	0
Management fees	53,600	18,000
Key management personnel compensation, stock-based compensation	41,163	28,312
Key management personnel compensation	$ 97,814	$ 54,312